Other receivables and other payables - Right of recovery and Deferred (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2023
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)	50.00%
Rehabilitation recoverable (as a percent)	50.00%
Deferred Payment and Deferred Consideration movement
Payment made	R 0	R (185)	R (577)
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Kroondal Mine | Rustenburg operation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%			50.00%
Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	35.00%
Measurement period	6 years
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year	R 3,518	6,920	4,355
Interest charge	85	266	158
Payment made	(3,607)	(4,441)	(2,246)
Loss/(gain) on revised estimated cash flows	4	773	4,653
Balance at end of the year	0	R 3,518	R 6,920
Minimum | Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000